RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Cost of revenues	$ 9,595,617	$ 15,288,667	$ 49,365,035	$ 56,238,385
Japan Medical and Beauty Inc [Member]
Cost of revenues			$ 8,472,202	$ 2,842,588